Schedule of Investments (unaudited) July 31, 2019	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Aerospace & Defense — 1.3%
Avicopter plc, Class A	29,495	$186,303

Air Freight & Logistics — 0.2%
YTO Express Group Co. Ltd., Class A	12,700	24,363

Airlines — 0.1%
Air China Ltd., Class A	15,300	19,649

Auto Components — 0.1%
Huayu Automotive Systems Co. Ltd., Class A	2,600	8,651

Automobiles — 0.3%
Beiqi Foton Motor Co. Ltd., Class A(a)	151,700	47,143

Banks — 13.2%
Bank of Chengdu Co. Ltd., Class A	52,000	63,580
Bank of Communications Co. Ltd., Class A	182,400	152,764
Bank of Hangzhou Co. Ltd., Class A	49,560	60,466
Bank of Nanjing Co. Ltd., Class A	376,764	449,489
China Construction Bank Corp., Class A	146,800	155,822
China Everbright Bank Co. Ltd., Class A	704,300	398,843
China Merchants Bank Co. Ltd., Class A	20,400	106,954
Industrial Bank Co. Ltd., Class A	197,200	542,838

		1,930,756

Beverages — 9.4%
Anhui Gujing Distillery Co. Ltd., Class A	11,400	195,230
Anhui Yingjia Distillery Co. Ltd., Class A	23,900	59,526
Kweichow Moutai Co. Ltd., Class A	3,879	542,118
Luzhou Laojiao Co. Ltd., Class A(a)	3,500	40,499
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,096	137,375
Tsingtao Brewery Co. Ltd., Class A	15,800	102,966
Wuliangye Yibin Co. Ltd., Class A	17,200	297,756

		1,375,470

Biotechnology — 1.1%
Hualan Biological Engineering, Inc., Class A	37,207	160,561

Capital Markets — 9.1%
Changjiang Securities Co. Ltd., Class A	340,038	363,170
China Merchants Securities Co. Ltd., Class A	87,000	211,930
Guosen Securities Co. Ltd., Class A	105,700	207,105
Guotai Junan Securities Co. Ltd., Class A	80,300	208,816
Sinolink Securities Co. Ltd., Class A	51,600	68,770
SooChow Securities Co. Ltd., Class A	196,121	277,820

		1,337,611

Chemicals — 0.4%
Xinjiang Zhongtai Chemical Co. Ltd., Class A	53,000	56,768

Commercial Services & Supplies — 0.6%
Focused Photonics Hangzhou, Inc., Class A	17,738	57,546
Shanghai M&G Stationery, Inc., Class A	5,100	29,157

		86,703

Communications Equipment — 1.1%
Addsino Co. Ltd., Class A(a)	78,300	115,069
Beijing Shuzhi Technology Co. Ltd., Class A	9,100	11,964
Suzhou Keda Technology Co. Ltd., Class A	19,180	37,265

		164,298

Construction & Engineering — 3.3%
China National Chemical Engineering Co. Ltd., Class A	65,500	54,724
China State Construction Engineering Corp. Ltd., Class A	493,900	418,182

Security	Shares	Value

Construction & Engineering (continued)
Shanghai Tunnel Engineering Co. Ltd., Class A	21,500	$19,114

		492,020

Construction Materials — 3.1%
Anhui Conch Cement Co. Ltd., Class A	81,000	459,831

Electrical Equipment — 0.9%
Henan Pinggao Electric Co. Ltd., Class A	3,800	4,335
Shanghai Electric Group Co. Ltd., Class A	33,100	25,403
Shenzhen Megmeet Electrical Co. Ltd., Class A	21,800	66,677
Zhejiang Wanma Co. Ltd., Class A	37,900	30,455

		126,870

Electronic Equipment, Instruments & Components — 4.8%
Aoshikang Technology Co. Ltd., Class A	4,800	33,692
AVIC Jonhon Optronic Technology Co. Ltd., Class A	5,590	29,715
Foxconn Industrial Internet Co. Ltd., Class A(a)	27,000	53,115
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	24,000	270,010
Luxshare Precision Industry Co. Ltd., Class A	22,620	70,148
Shennan Circuits Co. Ltd., Class A	188	3,178
Shenzhen Everwin Precision Technology Co. Ltd., Class A	39,100	64,502
Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,300	46,040
Wuhan Guide Infrared Co. Ltd., Class A	14,100	39,001
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,698	67,431
Xiamen Faratronic Co. Ltd., Class A	4,900	30,797

		707,629

Energy Equipment & Services — 0.4%
China Oilfield Services Ltd., Class A	37,508	55,388
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,100	8,049

		63,437

Entertainment — 1.8%
Ourpalm Co. Ltd., Class A(a)	285,000	142,162
Perfect World Co. Ltd., Class A	4,300	16,206
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	49,935	102,720

		261,088

Food Products — 3.9%
Chacha Food Co. Ltd., Class A	59,286	227,065
Foshan Haitian Flavouring & Food Co. Ltd., Class A	19,900	285,960
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,900	13,008
Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	25,600	49,403

		575,436

Health Care Equipment & Supplies — 1.6%
Jafron Biomedical Co. Ltd., Class A	19,200	165,550
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	3,300	11,026
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(a)	2,900	66,235

		242,811

Health Care Providers & Services — 0.8%
China National Accord Medicines Corp. Ltd., Class A	19,620	117,447

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 2.4%
Gree Electric Appliances, Inc. of Zhuhai, Class A	27,015	$214,062
Joyoung Co. Ltd., Class A	39,300	117,238
Midea Group Co. Ltd., Class A	2,600	20,408

		351,708

Independent Power and Renewable Electricity Producers — 1.7%
Jointo Energy Investment Co. Ltd. Hebei, Class A	194,900	171,208
SDIC Power Holdings Co. Ltd., Class A	64,100	78,787

		249,995

Insurance — 6.8%
China Pacific Insurance Group Co. Ltd., Class A	34,200	189,520
Ping An Insurance Group Co. of China Ltd., Class A	64,600	815,949

		1,005,469

IT Services — 0.7%
Beijing Lanxum Technology Co. Ltd., Class A(a)	10,100	13,031
DHC Software Co. Ltd., Class A	92,200	89,439

		102,470

Machinery — 6.7%
Jingwei Textile Machinery Co. Ltd., Class A	36,200	69,703
Sany Heavy Industry Co. Ltd., Class A	101,600	206,005
Weichai Power Co. Ltd., Class A	136,298	238,308
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	528,781	470,230

		984,246

Media — 1.3%
Bluefocus Intelligent Communications Group Co. Ltd., Class A	122,100	90,760
Chinese Universe Publishing and Media Group Co. Ltd., Class A	55,700	103,442

		194,202

Metals & Mining — 1.6%
Advanced Technology & Materials Co. Ltd., Class A	21,700	23,247
Baoshan Iron & Steel Co. Ltd., Class A	7,700	7,064
Fangda Special Steel Technology Co. Ltd., Class A	10,200	13,309
Guangdong Hongda Blasting Co. Ltd., Class A	27,700	51,019
Hesteel Co. Ltd., Class A	136,381	53,868
Xinxing Ductile Iron Pipes Co. Ltd., Class A	153,800	92,692

		241,199

Oil, Gas & Consumable Fuels — 1.4%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	50,012	39,634
China Petroleum & Chemical Corp., Class A	25,700	19,512
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	101,400	103,619
Yanzhou Coal Mining Co. Ltd., Class A	28,500	42,094

		204,859

Pharmaceuticals — 5.3%
Apeloa Pharmaceutical Co. Ltd., Class A	300	438
Changchun High & New Technology Industry Group, Inc., Class A	1,300	62,063
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	75,300	137,819
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,800	66,751
Jiangsu Hengrui Medicine Co. Ltd., Class A	4,440	42,663

Security	Shares	Value

Pharmaceuticals (continued)
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	120,979	$265,571
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	47,400	84,544
PharmaBlock Sciences Nanjing, Inc., Class A	661	5,240
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	7,100	20,645
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,900	28,418
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	1,200	1,242
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	29,000	55,675

		771,069

Real Estate Management & Development — 4.7%
China Union Holdings Ltd., Class A	100,880	70,089
Everbright Jiabao Co. Ltd.	48,848	32,641
Gemdale Corp., Class A	43,800	76,900
Greenland Holdings Corp. Ltd., Class A	204,004	204,140
Macrolink Culturaltainment Development Co. Ltd., Class A	295,000	175,036
RiseSun Real Estate Development Co. Ltd., Class A	104,962	131,986

		690,792

Road & Rail — 1.7%
China Railway Tielong Container Logistics Co. Ltd., Class A	96,601	90,810
Daqin Railway Co. Ltd., Class A	135,100	154,030

		244,840

Semiconductors & Semiconductor Equipment — 1.7%
Jiawei Renewable Energy Co. Ltd., Class A(a)	66,200	42,634
LONGi Green Energy Technology Co. Ltd., Class A	32,800	121,265
Risen Energy Co. Ltd., Class A	19,600	30,724
Shenzhen Goodix Technology Co. Ltd., Class A	2,200	51,017

		245,640

Software — 0.7%
Beijing Join-Cheer Software Co. Ltd., Class A(a)	11,100	9,734
Glodon Co. Ltd., Class A	8,800	44,265
Hundsun Technologies, Inc., Class A	4,560	46,445

		100,444

Specialty Retail — 0.1%
Suning.com Co. Ltd., Class A	9,900	15,264

Technology Hardware, Storage & Peripherals — 0.0%
GRG Banking Equipment Co. Ltd., Class A	5,952	5,922

Textiles, Apparel & Luxury Goods — 0.9%
Biem.L.Fdlkk Garment Co. Ltd., Class A	32,119	116,917
Zhejiang Semir Garment Co. Ltd., Class A	5,800	9,089

		126,006

Trading Companies & Distributors — 2.0%
Xiamen C & D, Inc., Class A	224,297	290,720

Transportation Infrastructure — 0.3%
Anhui Expressway Co. Ltd., Class A	12,500	10,641
Shanghai International Airport Co. Ltd., Class A	1,735	20,648
Xiamen International Airport Co. Ltd., Class A	3,000	10,184

		41,473

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
China United Network Communications Ltd., Class A	27,700	$23,611

Total Common Stocks — 97.7% (Cost: $13,296,468)		14,334,774

Total Long-Term Investments — 97.7% (Cost: $13,296,468)		14,334,774

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(b)*	61,135	61,135

Total Short-Term Securities — 0.4% (Cost: $61,135)		61,135

Total Investments — 98.1% (Cost: $13,357,603)		14,395,909

Other Assets Less Liabilities — 1.9%		276,863

Net Assets — 100.0%		$14,672,772

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
*

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/27/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	61,135	(b)	—	61,135	$61,135	$8,697	$—	$—
KingClean Electric Co. Ltd., Class A(c)	—	5,486		(5,486)	—	—	—	(2,322)	763

						$61,135	$8,697	$(2,322)	$763

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	As of period end, the entity is no longer held by the Fund.

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$14,334,774	$—	$14,334,774
Short-Term Securities	61,135	—	—	61,135

	$61,135	$14,334,774	$—	$14,395,909

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in industry.

4